Cover	May 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2022
Entity File Number	000-26495
Entity Registrant Name	CYREN LTD.
Entity Central Index Key	0001084577
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	10 Ha-Menofim St.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Herzliya,
Entity Address, Country	IL
Entity Address, Postal Zip Code	4672561
City Area Code	011
Local Phone Number	972-9-863-6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value ILS 3.0 per share
Trading Symbol	CYRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false